ALPHA ARCHITECT U.S. QUANTITATIVE MOMENTUM ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Communication Services - 2.0%
Interactive Media & Services - 2.0%
Alphabet, Inc. - Class A	25,455	$9,096,853

Consumer Discretionary - 5.8%
Apparel Retail - 2.0%
Ross Stores, Inc.	40,652	8,652,778

Automotive Parts & Equipment - 1.9%
BorgWarner, Inc.	128,995	8,565,268

Other Specialty Retail - 1.9%
Five Below, Inc. (a)	46,456	8,352,325
Total Consumer Discretionary		25,570,371

Energy - 15.8%
Oil & Gas Equipment & Services - 9.8%
Baker Hughes Co.	154,751	8,588,681
Halliburton Co.	256,054	8,693,033
Kodiak Gas Services, Inc.	117,592	8,834,687
SLB Ltd.	186,623	8,676,103
TechnipFMC PLC	132,877	8,809,745
		43,602,249
Oil & Gas Exploration & Production - 2.0%
APA Corp.	264,944	8,629,226

Oil & Gas Refining & Marketing - 4.0%
PBF Energy, Inc. - Class A	202,548	9,219,985
Valero Energy Corp.	33,490	8,722,136
		17,942,121
Total Energy		70,173,596

Health Care - 17.9%
Biotechnology - 9.9%
Arrowhead Pharmaceuticals, Inc. (a)	108,041	8,806,422
Ionis Pharmaceuticals, Inc. (a)	108,014	8,564,430
Revolution Medicines, Inc. (a)	48,077	9,003,860
Roivant Sciences Ltd. (a)	255,415	9,039,137
United Therapeutics Corp. (a)	16,061	8,702,332
		44,116,181
Health Care Services - 3.9%
BrightSpring Health Services, Inc. (a)	125,842	8,776,221

ALPHA ARCHITECT U.S. QUANTITATIVE MOMENTUM ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
Guardant Health, Inc. (a)	56,990	$8,550,210
		17,326,431
Pharmaceuticals - 4.1%
Jazz Pharmaceuticals PLC (a)	38,044	9,167,463
Liquidia Corp. (a)	110,217	8,787,601
		17,955,064
Total Health Care		79,397,676

Industrials - 24.5%
Aerospace & Defense - 4.0%
ATI, Inc. (a)	44,587	8,788,098
FTAI Aviation Ltd.	33,019	8,932,630
		17,720,728
Air Freight & Logistics - 2.0%
CH Robinson Worldwide, Inc.	48,599	9,153,136

Cargo Ground Transportation - 2.0%
JB Hunt Transport Services, Inc.	31,320	9,064,947

Construction & Engineering - 6.1%
Argan, Inc.	11,405	9,107,463
MasTec, Inc. (a)	21,630	8,999,378
Quanta Services, Inc.	12,440	8,957,297
		27,064,138
Construction Machinery & Heavy Transportation Equipment - 4.1%
Caterpillar, Inc.	8,604	9,162,400
Cummins, Inc.	12,596	8,983,593
		18,145,993
Electrical Components & Equipment - 4.1%
Generac Holdings, Inc. (a)	31,032	9,086,480
nVent Electric PLC	53,331	9,045,471
		18,131,951
Heavy Electrical Equipment - 2.2%
GE Vernova, Inc.	8,261	9,705,518
Total Industrials		108,986,411

Information Technology - 20.3%
Communications Equipment - 1.9%
Viavi Solutions, Inc. (a)	181,692	8,675,793

Electronic Components - 2.0%
Littelfuse, Inc.	19,074	8,684,965

ALPHA ARCHITECT U.S. QUANTITATIVE MOMENTUM ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
Electronic Equipment & Instruments - 2.0%
Keysight Technologies, Inc. (a)	25,588	$8,957,591

Electronic Manufacturing Services - 2.0%
Sanmina Corp. (a)	36,065	9,127,330

Internet Services & Infrastructure - 4.2%
Akamai Technologies, Inc. (a)	77,232	9,129,595
DigitalOcean Holdings, Inc. (a)	60,788	9,545,539
		18,675,134
Semiconductors - 2.0%
MACOM Technology Solutions Holdings, Inc. (a)	23,662	9,000,315

Technology Distributors - 2.0%
TD SYNNEX Corp.	32,580	8,709,937

Technology Hardware, Storage & Peripherals - 4.2%
Dell Technologies, Inc. - Class C	22,292	9,618,107
Hewlett Packard Enterprise Co.	198,821	8,968,815
		18,586,922
Total Information Technology		90,417,987

Materials - 13.5%
Aluminum - 1.9%
Alcoa Corp.	161,279	8,409,087

Copper - 0.0% (b)
Southern Copper Corp.	0(c)	75

Diversified Metals & Mining - 2.0%
MP Materials Corp. (a)	160,358	8,981,651

Gold Mining - 3.9%
Anglogold Ashanti PLC	107,004	8,655,554
Newmont Corp.	89,773	8,384,798
		17,040,352
Silver - 1.9%
Hecla Mining Co.	550,248	8,490,327

Specialty Chemicals - 2.0%
Albemarle Corp.	65,301	8,817,594

ALPHA ARCHITECT U.S. QUANTITATIVE MOMENTUM ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
Steel - 1.8%
Nucor Corp.	36,373	$8,102,086
Total Materials		59,841,172
TOTAL COMMON STOCKS (Cost $418,646,635)		443,484,066

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 3.57% (d)	777,350	777,350
TOTAL MONEY MARKET FUNDS (Cost $777,350)		777,350

TOTAL INVESTMENTS - 100.0% (Cost $419,423,985)		$444,261,416
Liabilities in Excess of Other Assets - (0.0)% (b)		(24,495)
TOTAL NET ASSETS - 100.0%		$444,236,921

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	Rounds to zero.
(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ALPHA ARCHITECT U.S. QUANTITATIVE MOMENTUM ETF

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Alpha Architect U.S. Quantitative Momentum ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$443,484,066	$—	$—	$443,484,066
Money Market Funds	777,350	—	—	777,350
Total Investments	$444,261,416	$—	$—	$444,261,416

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended June 30, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.